Summary of Significant Accounting Policies (Details) - Stock Purchase and Savings Program	12 Months Ended
Dec. 31, 2025 USD ($) loan
Summary of Significant Accounting Policies
Maximum number of loans | loan	3
Minimum borrowing amount	$ 500
Maximum borrowing as a percentage of account balance	50.00%
Maximum borrowing amount	$ 50,000
Basis spread on prime rate	1.00%
Nonresidential loan
Summary of Significant Accounting Policies
Maximum term for a loan	5 years
Processing fee	$ 50
Residential loan
Summary of Significant Accounting Policies
Maximum number of loans | loan	1
Maximum term for a loan	10 years
Processing fee	$ 100